Related party transactions and Directors' remuneration - Disclosure of amounts included in the Group's financial statements by category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Operating Income	£ 20,927	£ 19,037	£ 18,268
Operating expenses	(13,105)	(12,673)	(12,463)
Total assets	1,245,473	1,218,524	1,185,200
Total liabilities	1,183,160	1,159,304	1,124,700
Parent
Disclosure of transactions between related parties [line items]
Operating Income	(2,276)	(1,994)	(1,712)
Operating expenses	(105)	(92)	(89)
Total assets	1,136	1,338
Total liabilities	46,360	44,678
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Operating Income	75	172	164
Operating expenses	(4,794)	(4,361)	(4,157)
Total assets	8,497	6,753
Total liabilities	8,438	8,588
Pension funds
Disclosure of transactions between related parties [line items]
Operating Income	4	(1)	1
Operating expenses	0	0	(1)
Total assets	0	0
Total liabilities	140	176
Other related parties
Disclosure of transactions between related parties [line items]
Operating Income	42	54	52
Operating expenses	0	0	£ 0
Total assets	0	1,104
Total liabilities	£ 126	£ 64